Warrants (Details 1) - shares	6 Months Ended
	May 31, 2018	May 31, 2017
Outstanding, Beginning	7,140,464	5,476,482
Issued	4,858,334
Exercised		(306,018)
Expired	(1,491,742)
Outstanding, Ending	10,507,056	5,170,464
March 2013 Warrants [Member]
Outstanding, Beginning	1,491,742	1,491,742
Issued	0
Exercised		0
Expired	(1,491,742)
Outstanding, Ending	0	1,491,742
July 2013 Warrants [Member]
Outstanding, Beginning	870,000	870,000
Issued	0
Exercised		0
Expired	0
Outstanding, Ending	870,000	870,000
June 2016 Warrants [Member]
Outstanding, Beginning	2,778,722	3,114,740
Issued	0
Exercised		(306,018)
Expired	0
Outstanding, Ending	2,778,722	2,808,722
October 2017 Warrants [Member]
Outstanding, Beginning	1,818,182
Issued	0
Expired	0
Outstanding, Ending	1,818,182
Placement Agent Warrants [Member]
Outstanding, Beginning	181,818
Issued	0
Expired	0
Outstanding, Ending	181,818
March 2018 Warrants [Member]
Outstanding, Beginning	0
Issued	4,416,667
Expired	0
Outstanding, Ending	4,416,667
March Placement Agent Warrants [Member]
Outstanding, Beginning	0
Issued	441,667
Expired	0
Outstanding, Ending	441,667